Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Other Accrued Liabilities
“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental Cash Flow Disclosures
Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953